Note 1 - Basis of Presentation and General Information - Customer Concentration Risk (Details) - Customer Concentration Risk [Member] - Revenue from Contract with Customer Benchmark [Member]	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Major Customer A [Member]
Concentration risk percentage	18.00%	21.00%
Major Customer B [Member]
Concentration risk percentage	21.00%	22.00%
Major Customer C [Member]
Concentration risk percentage	14.00%	12.00%
Major Customer D [Member]
Concentration risk percentage	15.00%	35.00%
Major Customer E [Member]
Concentration risk percentage	13.00%	7.00%
Major Customers A, B, C, D and E [Member]
Concentration risk percentage	81.00%	97.00%